Schedule of unutilised tax losses (Details) - Alps Global Holding Berhad [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
2028		$ 231,643
2029	21,403	229,885
2030	533,347	594,916
2031	1,025,589	1,070,286
2032	567,525	592,259
2033	487,881	509,144
2034	3,209,994
Unutilised tax losses	$ 5,845,739	$ 3,228,133